UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                          FORM 10-D

                      ASSET-BACKED ISSUER
    DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
              THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 May 26, 2011 to June 27, 2011

 Commission File Number of issuing entity: 333-159791-03

 Sequoia Mortgage Trust 2011-1
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor: 333-159791-01

 Sequoia Residential Funding, Inc.
 (Exact name of depositor as specified in its charter)

 RWT Holdings, Inc.
 (Exact name of sponsor(s) as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 38-3832478
 38-3832479
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                      21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                       Registered/reporting
                                       pursuant to (check one)

  Title of                             Section  Section   Section  Name of Exchange
  Class                                12(b)    12(g)     15(d)    (If Section 12(b))


  A-1                                  _____    _____     __X___   ____________
  A-IO                                 _____    _____     __X___   ____________
  B-1                                  _____    _____     __X___   ____________
  B-2                                  _____    _____     __X___   ____________
  B-3                                  _____    _____     __X___   ____________
  B-4                                  _____    _____     __X___   ____________
  B-5                                  _____    _____     __X___   ____________
  LTR                                  _____    _____     __X___   ____________
  R                                    _____    _____     __X___   ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____


 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On June 27, 2011, a distribution was made to holders of the certificates issued by Sequoia Mortgage Trust 2011-1.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.

 Part II - OTHER INFORMATION

  Item 2. Legal Proceedings.

 On December 23, 2009, the Federal Home Loan Bank of Seattle (the "FHLB-Seattle") filed a claim in Superior Court for the State of Washington (case number 09-2-46348-4 SEA) against the depositor, Redwood Trust, Inc., Morgan Stanley & Co., and Morgan Stanley Capital I, Inc. (collectively, the "FHLB-Seattle Defendants"). The FHLB-Seattle alleges claims under the Securities Act of Washington (Section 21.20.005, et seq.) and seeks to rescind the purchase of a mortgage pass-through certificate (or, residential mortgage backed securities, "RMBS") issued as part of the Sequoia Mortgage Trust 2005-4 ("SEMT 2005-4") securitization transaction and purchased by the FHLB-Seattle. The FHLB-Seattle seeks to collect interest on the original purchase price at the statutory interest rate of 8% per annum from the date of original purchase (net of interest received), as well as attorneys' fees and costs. On January 22, 2010, the case was removed to the United States District Court for the Western District of Washington (case number 2:10-cv-00132-RSM). The FHLB-Seattle moved to remand the case to state court on March 11, 2010. On June 10, 2010, the FHLB-Seattle filed an amended complaint in the District Court. On September 1, 2010, the District Court remanded the case to Washington state court. Subsequently, on October 18, 2010, the FHLB-Seattle Defendants filed, in Washington State Superior Court, motions to dismiss the FHLB-Seattles complaint. The FHLB-Seattle alleges that the FHLB-Seattle Defendants' offering materials for the SEMT 2005-4 RMBS contained materially untrue statements and omitted material facts about the SEMT 2005-4 RMBS and the mortgage loans that backed the SEMT 2005-4 RMBS. Among other things, the FHLB-Seattle alleges that the FHLB-Seattle Defendants made untrue statements or omissions regarding (1) the loan-to-value ratios of the mortgage loans that backed the SEMT 2005-4 RMBS and the appraisals of the properties that secured them, (2) the occupancy status of those properties, (3) the underwriting standards of the originators of the mortgage loans that backed the SEMT 2005-4 RMBS, and (4) the ratings assigned to the SEMT 2005-4 RMBS. On June 23, 2011, the Washington State Superior Court ruled on most aspects of the FHLB-Seattle Defendants' motions to dismiss. Though some grounds for dismissal remain pending, the Court has granted dismissal of the allegations relating to occupancy status and denied other grounds for dismissal. The SEMT 2005-4 RMBS that is the subject of the FHLB-Seattle's claim against the depositor and Redwood Trust, Inc. was issued with an original principal amount of approximately $133 million and, as of June 30, 2011, had a remaining outstanding principal balance of approximately $30 million. The depositor and Redwood Trust, Inc. believe that the claims against them in this matter are without merit and intend to defend the action vigorously.

 On August 18, 2010, the depositor received service of process with respect to a claim filed on July 15, 2010 in Superior Court for the State of California in San Francisco (case number CGC-10-501610) by The Charles Schwab Corporation ("Schwab") brought against the depositor. In the claim, Schwab is suing the depositor and 26 other named defendants (collectively, the "Schwab Defendants") in relation to RMBS sold or issued by the Schwab Defendants. With respect to the depositor, Schwab alleges a claim of negligent misrepresentation under California state law and seeks unspecified damages and attorneys' fees and costs with respect to a RMBS issued as part of the SEMT 2005-4 securitization transaction (which is the same securitization transaction at issue in the litigation initiated by the FHLB-Seattle described in the preceding paragraph). Among other things, Schwab alleges that the offering materials for the SEMT 2005-4 RMBS contained materially untrue statements or omissions about the SEMT 2005-4 RMBS and the mortgage loans that backed the SEMT 2005-4 RMBS. Among other things, Schwab alleges that the Schwab Defendants made untrue statements or omissions regarding (1) the loan-to-value ratios of the mortgage loans that backed the SEMT 2005-4 RMBS and the appraisals of the properties that secured them, (2) the occupancy status of those properties, (3) the underwriting standards of the originators of the mortgage loans that backed the SEMT 2005-4 RMBS, and (4) the ratings assigned to the SEMT 2005-4 RMBS. On September 8, 2010, the matter was removed to the United States District Court for the Northern District of California, Case No. C 10-04030SI. On October 1, 2010, Schwab filed a motion to remand the matter to state court, which motion was granted on February 23, 2011 The Schwab Defendants have not yet responded to the complaint. The RMBS that is the subject of Schwabs claim against the depositor was issued with an original principal amount of approximately $14.8 million and, as of June 30, 2011, had a remaining outstanding principal balance of approximately $3.3 million. The depositor believes that the claim against it in this matter is without merit and intends to defend the action vigorously.

 On October 15, 2010, the Federal Home Loan Bank of Chicago (the "FHLB-Chicago") filed a claim in the Circuit Court of Cook County, Illinois (case number 10CH450B3) against the depositor, Redwood Trust, and RWT Holdings and more than 45 other named defendants (collectively, the "FHLB-Chicago Defendants") in relation to RMBS sold or issued by the FHLB-Chicago Defendants or by entities controlled by the FHLB-Chicago Defendants. On March 16, 2011, the FHLB-Chicago filed an Amended Complaint. With respect to the depositor, the FHLB-Chicago alleges that the offering materials for two RMBS issued as part of the Sequoia Mortgage Trust 2006-1 ("SEMT 2006-1") securitization transaction contained untrue and misleading statements and material representations in violation of Illinois Securities Law (815 ILCS Sections 5/12(F)-(H)), and North Carolina Securities Law (N.C.G.S.A. Sections 78A-8(2) and 78A-56(a), and alleges claims of negligent misrepresentations under Illinois common law. On some of the claims, the FHLB-Chicago seeks to rescind the purchase of these RMBS and to collect interest on the original purchase price at the statutory interest rate of 10% per annum from the date of original purchase (net of interest received). On one claim, the FHLB-Chicago seeks unspecified damages. The FHLB-Chicago also seeks attorneys' fees and costs. Among other things, the FHLB-Chicago alleges that the offering materials for the SEMT 2006-1 RMBS contained materially untrue statements or omissions regarding the SEMT 2006-1 RMBS and the loans securitized in this securitization transaction, including untrue statements or omissions regarding (1) the loan-to-value ratios the mortgage loans that backed the SEMT 2006-1 RMBS and the appraisals of the properties that secured them, (2) the occupancy status of those properties, (3) the underwriting standards of the originators of the mortgage loans that backed the SEMT 2006-1 RMBS, (4) the ratings assigned to the SEMT 2006-1 RMBS, and (5) the due diligence performed on the mortgage loans that backed the SEMT 2006-1 RMBS.
 The first of these two SEMT 2006-1 RMBS was issued with an original principal amount of approximately $105 million and, as of June 30, 2011, had a remaining outstanding principal balance of approximately $45 million. The second of these two SEMT 2006-1 RMBS was issued with an original principal amount of approximately $379 million and, as of June 30, 2011, had a remaining outstanding principal balance of approximately $164 million. On March 27, 2011, the FHLB-Chicago Defendants moved to dismiss the Amended Complaint, which motions are now pending. The depositor believes that the claims against it in this matter are without merit and intends to defend the action vigorously.

 The business of the sponsor, the depositor, the seller and their affiliates has included, and continues to include, activities relating to the acquisition and securitization of residential mortgage loans. In addition, the business of the sponsor has, in the past, included activities relating to the acquisition and securitization of debt obligations and other assets through the issuance of collateralized debt obligations (commonly referred to as CDO transactions). Because of their involvement in the securitization and CDO businesses, the sponsor, the depositor, the seller and their affiliates could become the subject of litigation relating to these businesses, including additional litigation of the type described above, and could also become the subject of governmental investigations, enforcement actions, or lawsuits and governmental authorities could allege that these entities violated applicable law or regulation in the conduct of their business.

 The sponsor and its affiliates have received, and responded to, information requests and subpoenas from two governmental authorities (one by the SEC relating to the sponsors CDO business and one by the National Credit Union Administration relating to a residential mortgage securitization conducted by the sponsor and the depositor). It is possible that the sponsor, the depositor, the seller or their affiliates might not be successful in defending or responding to any litigation, governmental investigation or related action and any losses incurred as a result of the resolution of any such action or investigation could have a material adverse effect on the sponsor, the depositor, the seller or their affiliates. In any case, regardless of the merits of any allegation or legal action that may be brought against the sponsor, the depositor, the seller or their affiliates, or of their success in defending against such allegations or legal actions, the costs of defending against any such allegation or legal action may be significant or material and could have a material adverse effect on the sponsor, the depositor, the seller or their affiliates.

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2011-1, relating to the June 27, 2011 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Sequoia Residential Funding, Inc.

 (Depositor)

 /s/ John Isbrandtsen
 John Isbrandtsen, Chairman of the Board and Chief
 Executive Officer
 Date: July 7, 2011


EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2011-1, relating to the June 27, 2011 distribution.